Defined Benefit Liabilities (Assets) - Changes in Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Interest income	₩ (3,968)	₩ (3,997)	₩ (2,170)
Plan assets [member]
Disclosure of fair value of plan assets [line items]
Beginning balance	816,699	663,617
Interest income	19,717	19,134
Remeasurement	(5,366)	(7,659)
Contributions	204,186	166,624
Benefit paid	(73,396)	(43,549)
Business combinations	3,207	21,417
Others	607	(2,885)
Ending balance	₩ 965,654	₩ 816,699	₩ 663,617